Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 25, 2017
Summary of Significant Accounting Policies (Textual)
Accounts receivable, description	Accounts receivable aging more than 3 months and less than 12 months were $1,069,340 and $749,160 respectively, accounts receivable aging more than 12 months were $413,429 and $447,386, respectively.	Accounts receivable aging more than 3 months and less than 12 months were $1,069,340 and $749,160 respectively, accounts receivable aging more than 12 months were $413,429 and $447,386, respectively.
Allowances for doubtful accounts	$ 610,816	$ 274,754
Cash	3,921,925	4,718,261
Impairment loss	$ 76,425
Ownership interest	6.00%			49.00%
Description of value added tax	The Company was subject to a fixed rate of business tax of 3%. The applicable VAT rates are 6% and 3% for the entities that are general taxpayer and small-scale taxpayer, respectively. Distance Learning and Digital Information are both considered VAT general taxpayers since June 2015.
Deferred revenue	$ 620,332	341,436	$ 322,330
Tax rate description	The Company was subject to a fixed rate of business tax of 3%. The applicable VAT rates are 6% and 3% for the entities that are general taxpayer and small-scale taxpayer, respectively.
Deposits	$ 3,921,925	$ 4,718,261
Concentration risk, supplier	No suppliers accounted for more than 10% of total advance payments outstanding.	No suppliers accounted for more than 10% of total advance payments outstanding.
Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Textual)
Percentage of total purchase			41.00%
Concentration risk, supplier	No suppliers accounted for more than 10% of total purchases.	No suppliers accounted for more than 10% of total purchases.	Company made approximately 41% of total purchases from one major supplier.
B2B2C services [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable	$ 520,000	$ 1,300,000
Technological development and operation services [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable	$ 1,260,000	740,000
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest	20.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Ownership interest	50.00%
Customers [Member]
Summary of Significant Accounting Policies (Textual)
Accounts receivable	$ 1,240,000	$ 1,350,000
Accounts receivable, description	Accounts receivable were due from customers accounting for 10% or more of total outstanding receivables and/or 10% or more of total revenues.	Accounts receivable were due from customers accounting for 10% or more of total outstanding receivables and/or 10% or more of total revenues.
Sales Revenue [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, customer	13%
Sales Revenue [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, customer	16%
Sales Revenue [Member] | Customer One [Member] | Education Service [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, customer		10%	13%
Accounts Receivable [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, customer		12%
Accounts Receivable [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, customer	70%	21%
Accounts Receivable [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, customer		12%
Accounts Receivable [Member] | Customer Four [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, customer		11%
Accounts Receivable [Member] | Customer Five [Member]
Summary of Significant Accounting Policies (Textual)
Concentration risk, customer		10%